Jointly Owned Utility Facilities Jointly Owned Utility Facilities (Details) - MidAmerican Energy Company [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 4,004
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	1,701
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 46
Louisa Unit No 1 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	88.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 757
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	405
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 7
Quad Cities Unit Nos 1 and 2 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	25.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 672
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	340
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 27
Walter Scott Jr Unit No 3 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	79.10%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 608
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	297
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 6
Walter Scott Jr Unit No 4 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	59.70%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 448
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	91
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	0
Revenue Sharing Credits Netted Against Facility In Service	319
Revenue Sharing Credits Netted Against Accumulated Depreciation	$ 67
George Neal Unit No 4 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	40.60%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 305
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	148
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 1
Ottumwa Unit No 1 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	52.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 554
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	184
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 3
George Neal Unit No 3 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	72.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 415
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	153
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	0
Transmission facilities [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	245
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	83
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 2
Jointly Owned Utility Plant, Proportionate Ownership Percentage Share	Various